Debt and Banking Arrangements (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt and Banking Arrangements [Abstract]
Cash payments for interest on debt (net of amounts capitalized)	$ 417	$ 398	$ 310
Long-term Debt, by Maturity [Abstract]
2013	0
2014	0
2015	750
2016	750
2017	$ 785